SHARE BASED COMPENSATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SHARE BASED COMPENSATION
Equity-settled plans	$ 32	$ 50
Cash-settled plans	(28)	274
Total share-based compensation expense	$ 4	$ 324